Earnings (Loss) Per Share (Details) - $ / shares		12 Months Ended
	Sep. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings (Loss) Per Share [Line Items]
Options excluded from diluted loss	1,121,797		4,301,358
Expiration period				May 2023
Exercise price per share (in Dollars per share)				$ 2.07
Warrant [Member]
Earnings (Loss) Per Share [Line Items]
Options excluded from diluted loss				8,131,332
Stock Option [Member]
Earnings (Loss) Per Share [Line Items]
Options excluded from diluted loss	3,333,339	4,197,095		968,019